Financial Instruments - Summary of Maturity Analysis For Financial Liabilities (Detail) $ in Thousands	Dec. 31, 2025 USD ($)
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	$ 2,280,600
Within 1 year
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	517,204
1 to 2 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	284,376
2 to 3 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	136,140
3 to 4 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	111,220
4 to 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	697,149
After 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	534,511
Accounts Payable and Accrued Liabilities [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	339,276
Accounts Payable and Accrued Liabilities [Member] | Within 1 year
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	339,276
Accounts Payable and Accrued Liabilities [Member] | 1 to 2 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Accounts Payable and Accrued Liabilities [Member] | 2 to 3 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Accounts Payable and Accrued Liabilities [Member] | 3 to 4 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Accounts Payable and Accrued Liabilities [Member] | 4 to 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Accounts Payable and Accrued Liabilities [Member] | After 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Long-term debt [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	362,358
Long-term debt [Member] | Within 1 year
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	9,138
Long-term debt [Member] | 1 to 2 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	127,143
Long-term debt [Member] | 2 to 3 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	77
Long-term debt [Member] | 3 to 4 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Long-term debt [Member] | 4 to 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	226,000
Long-term debt [Member] | After 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Senior Unsecured Notes [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	583,680
Senior Unsecured Notes [Member] | Within 1 year
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Senior Unsecured Notes [Member] | 1 to 2 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Senior Unsecured Notes [Member] | 2 to 3 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Senior Unsecured Notes [Member] | 3 to 4 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	0
Senior Unsecured Notes [Member] | 4 to 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	383,040
Senior Unsecured Notes [Member] | After 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	200,640
Lease liabilities [Member]
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	995,286
Lease liabilities [Member] | Within 1 year
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	168,790
Lease liabilities [Member] | 1 to 2 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	157,233
Lease liabilities [Member] | 2 to 3 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	136,063
Lease liabilities [Member] | 3 to 4 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	111,220
Lease liabilities [Member] | 4 to 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	88,109
Lease liabilities [Member] | After 5 years
Maturity Analysis For Financial Liabilities [Line Items]
Financial liabilities	$ 333,871